Operating Leases and Obligations Related to Finance Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Finance Leases
Obligations Related to Finance Leases

	As at
	December 31, 2023	December 31, 2022
	$	$
Obligations related to finance leases	140,811	536,480
Less: unamortized discount and debt issuance costs	(1,212)	(3,720)
Total obligations related to finance leases	139,599	532,760
Less: current portion	(20,517)	(60,161)
Long-term obligations related to finance leases	119,082	472,599
As at December 31, 2023, the Company had sale-leaseback financing transactions with financial institutions relating to eight of the Company's vessels, excluding nine, six and four vessels which the Company repurchased in March 2023, May 2023 and September 2023, respectively, for a total cost of $164.3 million, $142.8 million and $57.2 million, respectively, pursuant to repurchase options under the applicable sale-leaseback arrangements.
Under the sale-leaseback arrangements, the Company transferred the vessels to subsidiaries of the financial institutions (collectively, the Lessors) and leased the vessels back from the Lessors on bareboat charters ranging from six to nine-year terms ending between 2028 and 2031. The Company has the option to repurchase each of the eight vessels starting in March 2024 until the end of their respective lease terms. In January 2024, the Company gave notice to exercise its options to acquire the eight vessels for a total cost of $137.0 million pursuant to repurchase options under related sale-leaseback arrangements. The Company expects to complete the repurchase and delivery of these eight vessels in March 2024 (see note 20). Upon redelivery of these eight vessels, the vessels will be unencumbered.

The sale-leaseback transactions for the eight sale-leaseback vessels for which repurchase options were exercised in January 2024 have been accounted for, as of December 31, 2023, as failed sales and the Company has not derecognized the assets and continues to depreciate the assets as if it was the legal owner. Proceeds received from the sales have been set up as an obligation related to finance lease and bareboat charter hire payments made by the Company to the Lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

The bareboat charters related to the eight vessels require that the Company maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5.0% of the Company's consolidated debt and obligations related to finance leases.

The bareboat charters require the Company to maintain, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance. As at December 31, 2023, these ratios ranged from 232% to 285% (December 31, 2022 - ranged from 173% to 292%). For the eight bareboat charters, should any of these ratios drop below the required amount, the relevant Lessor may request that the Company make a payment to reduce the outstanding principal balance or provide additional collateral satisfactory to the relevant Lessor in the amount of the shortfall, in each case to restore compliance with the relevant ratio.

The requirements of the bareboat charters are assessed annually with reference to vessel valuations compiled by two or more agreed upon third parties. As at December 31, 2023, the Company was in compliance with all covenants in respect of its obligations related to finance leases.

The weighted-average interest rate on the Company's obligations related to finance leases as at December 31, 2023 was 8.4% (December 31, 2022 - 7.2%).

As at December 31, 2023, the Company's total remaining commitments related to the financial leases were approximately $181.7 million (December 31, 2022 - $695.2 million), including imputed interest of $40.9 million (December 31, 2022 - $158.7 million), repayable from 2024 through 2031, as indicated below:

Commitments(1)
December 31, 2023
Year	$
2024	31,951
2025	30,170
2026	28,422
2027	26,674
2028	25,064
Thereafter	39,414
(1) Excludes the effect of the repurchase option notices that the Company provided in January 2024 to acquire eight vessels pursuant to repurchase options under related sale-leaseback arrangements, which repurchases are expected to be completed in March 2024, as described above.
Lessee, Operating Leases
Operating Leases
The Company charters-in vessels from other vessel owners on time-charter contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company. A time charter-in contract is typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. The Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate.
With respect to time charter-in contracts with an original term of more than one year, for the year ended December 31, 2023, the Company incurred $70.8 million (2022 - $26.5 million) of time-charter hire expenses related to ten (2022 - seven) time charter-in contracts, of which $41.1 million (2022 - $11.4 million) was allocable to the lease component and $29.7 million (2022 - $15.1 million) was allocable to the non-lease component. The $41.1 million (2022 - $11.4 million) allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the year ended December 31, 2023. Five of these time charter-in contracts include an option to extend the charter for an additional one-year term, and one time charter-in contract includes options to extend the charter for up to three additional one-year terms. Since it is not reasonably certain that the Company will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2023, the weighted-average remaining lease term and weighted-average discount rate for these time charter-in contracts were 3.0 years and 6.40%, respectively (2022 - 3.4 years and 6.02%, respectively).
The Company has elected to recognize the lease payments of short-term leases in the statement of income (loss) on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the year ended December 31, 2023, the Company incurred $nil (2022 - $0.9 million) of time-charter hire expense related to time charter-in contracts classified as short-term leases.
During the year ended December 31, 2023, the Company chartered in three Aframax / LR2 vessels for periods of 24 months, 36 months, and 84 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $56.2 million on the lease commencement dates for these vessels. During the year ended December 31, 2023, the Company also exercised its options to extend three existing Aframax / LR2 vessel in-charter contracts for periods of 12 months and one existing lightering support vessel in-charter contract for a period of 18 months, which resulted in the Company recognizing right-of-use assets and lease liabilities of $12.6 million and $0.9 million on the option declaration dates for the Aframax / LR2 vessels and lightering support vessel, respectively. During the year ended December 31, 2022, the Company chartered in one Aframax / LR2 vessel and one Suezmax vessel for periods of 24 months and 54 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.9 million and $30.3 million on the lease commencement dates for the Aframax / LR2 vessel and Suezmax vessel, respectively. During the year ended December 31, 2022, the Company also agreed to modify two existing lightering support vessel in-charter contracts, which resulted in the Company recognizing right-of-use assets and lease liabilities of $2.1 million on the lease modification dates.

A maturity analysis of the Company's operating lease liabilities from time charter-in contracts (excluding short-term leases) as at December 31, 2023 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2023
Payments:
2024	39,627	26,713	66,340
2025	20,484	12,370	32,854
2026	11,415	7,400	18,815
2027	6,214	4,933	11,147
2028	3,015	3,250	6,265
Thereafter	3,195	3,443	6,638
Total payments	83,950	58,109	142,059
Less: imputed interest	(7,636)
Carrying value of operating lease liabilities	76,314

As at December 31, 2023, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $66.3 million (2024), $32.9 million (2025), $18.8 million (2026), $11.2 million (2027), $6.3 million (2028), and $6.6 million (thereafter). As at December 31, 2022, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $53.9 million (2023), $36.0 million (2024), $30.0 million (2025), $18.8 million (2026), $11.2 million (2027), and $12.9 million (thereafter), including two Aframax / LR2 tankers that were delivered to the Company in the first quarter of 2023 and commenced a seven-year time charter-in contract and a three-year time charter-in contract, respectively.